RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
Amounts due from and to related parties, excluding direct financing lease balances
The Consolidated Balance Sheets include the following amounts due from and to related parties, excluding direct financing lease balances (Note 3):

(in thousands of $)	September 30, 2012	December 31, 2011
Amounts due from:
Frontline Charterers	39,943	8,356
Frontline	708	1,206
Seadrill	200	213
Other related parties	344	—
Total amount due from related parties	41,195	9,775
Loans to related parties - associated companies, long-term
SFL West Polaris	71,456	84,621
SFL Deepwater	163,707	189,563
Total loans to related parties - associated companies, long-term	235,163	274,184
Amounts due to:
Frontline Management	776	944
Bluelot	3,243	1,731
Corte Real	3,197	1,686
Deep Sea	—	—
Golar	51	53
Other related parties	228	7
Total amount due to related parties	7,495	4,421

Summary of leasing revenues earned from related parties
A summary of leasing revenues earned from the Frontline Charterers and Deep Sea is as follows:

	9 months ended	9 months ended	Year ended
Payments (in millions of $)	September 30, 2012	September 30, 2011	December 31, 2011
Operating lease income	15.9	16.7	21.9
Direct financing lease interest income	44.7	74.2	97.8
Finance lease service revenue	49.4	53.1	70.0
Direct financing lease repayments	40.1	71.3	199.5